Related Party Transactions (Parties in Interest) (Details) - EBP 334 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GE Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments purchased	$ 122,800	$ 168,100
Investments sold	161,500	756,300
Dividend income	13,900	10,500
GE Vernova Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments purchased		264,500
Investments sold	202,200	$ 59,900
Dividend income	$ 500